Debt - Cabot Securitisation Senior Facility (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Aug. 23, 2017 USD ($)	Aug. 23, 2017 GBP (£)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Assets	$ 4,490,712,000				$ 3,670,497,000
Cabot securitisation senior facility
Debt Instrument [Line Items]
Weighted average interest rate	3.10%	3.10%
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility	$ 794,600,000.0
Additional line of revolving credit facility	$ 250,000,000
Revolving Credit Facility | Cabot securitisation senior facility
Debt Instrument [Line Items]
Revolving credit facility		£ 300,000,000.0	$ 332,900,000	£ 260,000,000.0
Additional line of revolving credit facility | £		40,000,000
Amount drawn on revolving credit facility | £		290,000,000
Revolving Credit Facility | Cabot securitisation senior facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	2.85%
Cabot securitisation senior facility
Debt Instrument [Line Items]
Outstanding borrowings for credit facility	$ 391,790,000				$ 0
Collateral Pledged | Cabot securitisation senior facility
Debt Instrument [Line Items]
Assets	$ 416,800,000	£ 308,500,000